SCUDDER
                                                                     INVESTMENTS

Asset Allocation II

Scudder Total Return Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses.

The fund is managed by a team of investment professionals who share responsibility for the fund's investment management decisions. The following people handle the day-to-day management of the fund as of September 30, 2005. However, effective November 30, 2005, Mr. Gagnier will not be employed by the advisor and will no longer manage the fund.

  Arnim S. Holzer                           William Chepolis, CFA
  Director of Deutsche Asset Management     Managing Director of Deutsche Asset
  and Portfolio Manager of the fund.        Management and Portfolio Manager of
  o   Joined Deutsche Asset Management      the fund.
      in 1999, having served with the       o   Joined Deutsche Asset Management
      equity and fixed-income investment        in 1998 after 13 years of
      committees.                               experience as vice president
  o   Senior Investment Strategist for          and portfolio manager for
      Asset Allocation.                         Norwest Bank where he managed
  o   Previous experience includes 18           the bank's fixed income and
      years of investment industry              foreign exchange portfolios.
      experience, including three years     o   Senior Portfolio Manager for
      managing Emerging Markets Fixed           Mortgage Backed Securities,
      Income, Emerging Markets Equity           New York.
      and Emerging Markets balanced         o   Joined the fund in 2005.
      accounts at Deltec Asset              o   BIS, University of Minnesota.
      Management Corporation.
  o   Joined the fund in 2004.              J. Christopher Gagnier
  o   AB, Princeton University;             Managing Director of Deutsche Asset
      MBA, Fordham University.              Management and Portfolio Manager of
                                            the fund.
  Andrew P. Cestone                         o   Joined Deutsche Asset Management
  Managing Director of Deutsche Asset           in 1997 and the fund in 2002.
  Management and Portfolio Manager of       o   Prior to that, portfolio
  the fund.                                     manager, PaineWebber, from 1984
  o   Joined Deutsche Asset Management          to 1997.
      in 1998 and the fund in 2002.         o   Began investment career in 1979.
  o   Head of High Yield.                   o   BS, University of Pennsylvania;
  o   Previous experience includes five         MBA, University of Chicago.
      years as an investment analyst at
      Phoenix Investment Partners and as
      a credit officer in the asset-based
      lending group at Fleet Financial Group.
  o   BA, University of Vermont.

  Inna Okounkova                            Julie M. Van Cleave, CFA
  Director of Deutsche Asset Management     Managing Director of Deutsche Asset
  and Portfolio Manager of the fund.        Management and Portfolio Manager of
  o   Global Asset Allocation portfolio     the fund.
      manager: New York.                    o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          and the fund in 2002.
      in 1999 as a quantitative analyst,    o   Head of Large Cap Growth
      becoming an associate portfolio           Portfolio Selection Team.
      manager in 2001.                      o   Previous experience includes
  o   Joined the fund in 2005.                  18 years of investment industry
  o   BS, MS, Moscow State University;          experience at Mason Street
      MBA, University of Chicago.               Advisors, as Managing Director
                                                and team leader for the large
  Thomas F. Sassi                               cap investment team.
  Managing Director of Deutsche Asset       o   BBA, MBA, University of
  Management and Portfolio Manager              Wisconsin -- Madison.
  of the fund.
  o   Joined Deutsche Asset Management      Robert Wang
      in 1996 and the fund in 2004.         Managing Director of Deutsche Asset
  o   Over 32 years of investment           Management and Portfolio Manager of
      industry experience.                  the fund.
  o   BBA, MBA, Hofstra University.         o   Global Asset Allocation senior
                                                portfolio manager: New York.
                                            o   Joined Deutsche Asset Management
                                                in 1995 as a senior fixed income
                                                portfolio manager after 13 years
                                                of experience at J.P. Morgan &
                                                Co. trading fixed income,
                                                derivatives and foreign exchange
                                                products.
                                            o   Joined the fund in 2005.
                                            o   BS, The Wharton School,
                                                University of Pennsylvania.








               Please Retain This Supplement for Future Reference


October 21, 2005
STRF-3601